Supplemental Operations Statement Information (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Supplemental Operations Statement and Cash Flow Information [Abstract]
Advertising Expense	$ 95.3	$ 87.3
Operating Leases, Rent Expense	3.0	3.0
Repair and maintenance expenses	28.7	24.3	35.2	36.1	28.1
Advertising and promotion expense			117.3	88.6	118.1
Research and development expense	6.0	5.6	7.6	7.7	6.5
Intercompany interest paid			$ 51.5	$ 47.6	$ 57.3